LOSS ON DEBT REFINANCING (Details) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 03, 2021 CAD ($)	Jul. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 03, 2021 USD ($)
Long-term debt
Loss on debt refinancing			$ 40.1
Gain from hedging contracts			$ 1.0
Senior Note 5.000% July 2022
Long-term debt
Principal amount				$ 800.0
Annual nominal interest rate (in percentage)				5.00%
Percentage of principal amount redeemed	104.002%
Loss on debt refinancing	$ 40.1
Gain from hedging contracts	$ 1.0
Cash consideration of redemption of senior notes and related hedging contracts		$ 838.1